Business Acquisition - Schedule of Business Acquisition Assets and Libilities (Details)	3 Months Ended
Mar. 31, 2017 USD ($)
Business Combinations [Abstract]
Consideration given: 86,667 shares of common stock valued at $4.35 per share	$ 377,000
Cash	7,062
Inventory	103,488
Property and equipment	46,250
Intangible assets - customer list	376,431
Accounts payable	(5,180)
Customer deposits	(151,051)
Total assets and liabilities assumed	$ 377,000